As filed with the Securities and Exchange Commission
                               on October 9, 1998
                           Registration No. 333-46717

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                    FORM N-14

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                            Post-Effective Amendment No. 1 [X]

                        (Check appropriate box or boxes)

                              -----------------------
                            THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                              --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
              Robert M. Kurucza, Esq.                Carl Frischling, Esq.
              Marco E. Adelfio, Esq.                 Kramer, Levin, Naftalis
              Morrison & Foerster LLP                       & Frankel
              2000 Pennsylvania Ave., N.W.           919 3rd Avenue
              Suite 5500                             New York, New York 10022
              Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
      [X]     Immediately upon filing pursuant     [ ]   on (date), pursuant
              to Rule 485(b), or                         to Rule 485(b), or
      [ ]     60 days after filing pursuant        [ ]   on (date) pursuant
              to Rule 485(a), or                         to Rule 485(a).
      [ ]     75 days after filing pursuant        [ ]   on (date) pursuant to
              paragraph (a)(2)                           paragraph (a)(2) of
                                                         rule 485

If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

                     This Post-Effective Amendment No. 1 to the Registration Statement of The Capitol Mutual Funds (d/b/a Nations Institutional Reserves)(the "Trust") filed on February 23, 1998 on Form N-14 under the Securities Act of 1933 (the "Registration Statement") hereby incorporates by reference all the information set forth in Parts A, B and C of the Registration Statement. This Amendment is being filed to amend the Registration Statement to include opinions of counsel supporting the tax consequences of the reorganization of certain of the portfolios of The Emerald Funds into corresponding funds of the Trust. The opinions of counsel are filed herewith pursuant to an undertaking made by the Trust in its Registration Statement.

                         Nations Institutional Reserves
                       (formerly The Capitol Mutual Funds)
                               File No. 333-46717

                                  Exhibit Index

The follwing exhibits are filed herewith as part of this Amendment No. 1 to the Registration Statement.


Exhibit
Number                  Description

12(a) Opinion and Consent of Morrison & Foerster LLP supporting the matters and consequences to shareholders as to the Acqusition of The Emerald Funds' Treasury Advantage Institutional Fund.

12(b) Opinion and Consent of Morrison & Foerster LLP supporting the tax matters and consequences to shareholders as to the Acqusition of The Emerald Funds' Prime Advantage Institutional Fund.

                      [MORRISON & FOERSTER LLP LETTERHEAD]



                                  May 15, 1998


Nations Institutional Reserves
Corporate Secretary
c/o Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201

Emerald Funds
3435 Stelzer Road
Columbus, Ohio 43219


         Re: Reorganization of the Nations Treasury Reserves Fund and the Emerald Treasury Advantage Institutional Fund


Ladies and Gentlemen:

         We have acted as special counsel to Nations Institutional Reserves, a Massachusetts business trust ("Nations Fund"), in connection with that certain Agreement and Plan of Reorganization, dated March 25, 1998 (the "Agreement"), by and between Nations Fund and Emerald Funds, a Massachusetts business trust ("Emerald Funds"). Pursuant to the Agreement, the Nations Treasury Reserve Fund (the "Acquiring Fund"), a separate portfolio of Nations Fund, shall acquire all of the Fund Assets and assume the Liabilities of the Emerald Treasury Advantage Institutional Fund (the "Acquired Fund"), a separate portfolio of Emerald Funds (the "Reorganization").

         The Reorganization is described in the Combined Proxy Statement/Prospectus (the "Proxy/Prospectus") of Nations Fund and Emerald Funds, and the appendices thereto, as filed on Registration Statement Form N-14 with the SEC on February 23, 1998 (File no. 333-46717), as amended from time to time through the date hereof. Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificates delivered to us by Nations Fund, for itself and on behalf of the Acquiring Fund, and by Emerald Funds, for itself and on behalf of the Acquired Fund (together, the "Certificates of Representations").

         You have requested our opinion as to certain federal income tax consequences regarding the Reorganization. This opinion is solely for the benefit of the Acquiring Fund, the Acquired Fund and their respective shareholders, and may not be relied upon by, nor may copies be delivered to, other person without our prior written consent.

Nations Institutional Reserves
The Emerald Funds
Page Two
May 15, 1998

         In our capacity as special counsel to Nations Fund and for purposes of rendering this opinion, we have examined and relied upon, with your consent: (i) the Agreement, (ii) the Certificates of Representations, (iii) the Proxy/Prospectus, and (iv) such other documents we considered relevant to our analysis. We have assumed that all parties to the Agreement and to any other documents examined by us have acted, and will act, in accordance with the terms of the Agreement and such other documents without waiver of material terms or conditions set forth therein. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

         Furthermore, we have assumed that all of the representations in the Agreement and the Certificates of Representations are true and complete in all material respects, and that the Acquiring Fund and the Acquired Fund have been and will be operated and maintained consistently with such representations. We have not independently verified such representations. While we have reviewed such representations to ensure that they appear reasonable, we have no assurance that these expectations will ultimately prove to be accurate. We also note that the tax consequences addressed herein may depend upon the actual occurrence of events in the future, which events may or may not be consistent with such representations. To the extent the facts differ from those relied on and assumed herein, our opinion should not be relied upon.

         Our opinion below is based on existing law as contained in the Code and the Treasury Regulations, administrative pronouncements of the Internal Revenue Service ("IRS"), and court decisions as of the date hereof. The provisions of the Code and the Treasury Regulations, IRS administrative pronouncements and caselaw upon which this opinion is based could be changed at any time, perhaps with retroactive effect. We undertake no obligation to update this opinion, or to ascertain after the date hereof whether circumstances occurring after such date may affect the conclusions set forth herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Hence, there can be no assurance that the IRS will not challenge or that the courts will agree with our conclusions.

         Our opinion relates solely to the tax consequences of the Reorganization under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganization under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganization or any other transaction (including any transaction undertaken in connection with the Reorganization).

         This opinion may not be applicable to certain classes of Acquired Fund shareholders, including securities dealers, foreign persons and persons who acquired their stock pursuant to the exercise of employee stock options or rights or otherwise as compensation.

         On the basis of, and subject to the foregoing, and in reliance upon the representations described above, we are of the opinion that:

         (1) The Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, in respect of the Reorganization.

Nations Institutional Reserves
The Emerald Funds
Page Three
May 15, 1998

         (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets and liabilities to the Acquiring Fund solely in exchange for the Acquiring Fund Shares.

         (3) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets and assumption of the stated liabilities of the Acquired Fund solely in exchange for the Acquiring Fund Shares.

         (4) The basis of the Acquired Fund's assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those
assets  in  the  hands  of  the   Acquired   Fund   immediately   prior  to  the
Reorganization.

         (5) The holding period of the Acquired Fund's assets in the hands of the Acquiring Fund will include the period for which such assets have been held by the Acquired Fund.

         (6) No gain or loss will be recognized by the Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization.

         (7) No gain or loss will be recognized by the shareholders of the Acquired Fund upon their receipt of the Acquiring Fund Shares in exchange for such shareholders' Acquired Fund Shares.

         (8) The basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be the same as the basis of the Acquired Fund Shares surrendered by such shareholders pursuant to the Reorganization.

         (9) The holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund Shares surrendered therefor, provided that such Acquired Fund Shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange.

         (10) The Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

                                                  Very truly yours,

                                                  /s/ Morrison & Foerster LLP

                                                  Morrison & Foerster LLP

                      [MORRISON & FOERSTER LLP LETTERHEAD]



                                  May 22, 1998

Nations Institutional Reserves
Corporate Secretary
c/o Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201

Emerald Funds
3435 Stelzer Road
Columbus, Ohio 43219


         Re:      Reorganization of the Nations Money Market Reserves Fund and
                    the Emerald Prime Advantage Institutional Fund

Ladies and Gentlemen:

         We have acted as special counsel to Nations Institutional Reserves, a Massachusetts business trust ("Nations Fund"), in connection with that certain Agreement and Plan of Reorganization, dated March 25, 1998 (the "Agreement"), by and between Nations Fund and Emerald Funds, a Massachusetts business trust ("Emerald Funds"). Pursuant to the Agreement, the Nations Money Market Reserves Fund (the "Acquiring Fund"), a separate portfolio of Nations Fund, shall acquire all of the Fund Assets and assume the Liabilities of the Emerald Prime Advantage Institutional Fund (the "Acquired Fund"), a separate portfolio of Emerald Funds (the "Reorganization").

         The Reorganization is described in the Combined Proxy Statement/Prospectus (the "Proxy/Prospectus") of Nations Fund and Emerald Funds, and the appendices thereto, as filed on Registration Statement Form N-14 with the SEC on February 23, 1998 (File no. 333-46717), as amended from time to time through the date hereof. Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificates delivered to us by Nations Fund, for itself and on behalf of the Acquiring Fund, and by Emerald Funds, for itself and on behalf of the Acquired Fund (together, the "Certificates of Representations").

         You have requested our opinion as to certain federal income tax consequences regarding the Reorganization. This opinion is solely for the benefit of the Acquiring Fund, the Acquired Fund and their respective shareholders, and may not be relied upon by, nor may copies be delivered to, any other person without our prior written consent.

Nations Institutional Reserves
The Emerald Funds
May 22, 1998
Page Two


         In our capacity as special counsel to Nations Fund and for purposes of rendering this opinion, we have examined and relied upon, with your consent: (i) the Agreement, (ii) the Certificates of Representations, (iii) the Proxy/Prospectus, and (iv) such other documents we considered relevant to our analysis. We have assumed that all parties to the Agreement and to any other documents examined by us have acted, and will act, in accordance with the terms of the Agreement and such other documents without waiver of material terms or conditions set forth therein. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

          Furthermore, we have assumed that all of the representations in the Agreement and the Certificates of Representations are true and complete in all material respects, and that the Acquiring Fund and the Acquired Fund have been and will be operated and maintained consistently with such representations. We have not independently verified such representations. While we have reviewed such representations to ensure that they appear reasonable, we have no assurance that these expectations will ultimately prove to be accurate. We also note that the tax consequences addressed herein may depend upon the actual occurrence of events in the future, which events may or may not be consistent with such representations. To the extent the facts differ from those relied on and assumed herein, our opinion should not be relied upon.

         Our opinion below is based on existing law as contained in the Code and the Treasury Regulations, administrative pronouncements of the Internal Revenue Service ("IRS"), and court decisions as of the date hereof. The provisions of the Code and the Treasury Regulations, IRS administrative pronouncements and caselaw upon which this opinion is based could be changed at any time, perhaps with retroactive effect. We undertake no obligation to update this opinion, or to ascertain after the date hereof whether circumstances occurring after such date may affect the conclusions set forth herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Hence, there can be no assurance that the IRS will not challenge or that the courts will agree with our conclusions.

         Our opinion relates solely to the tax consequences of the Reorganization under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganization under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganization or any other transaction (including any transaction undertaken in connection with the Reorganization).

Nations Institutional Reserves
The Emerald Funds
May 22, 1998
Page Three

         This opinion may not be applicable to certain classes of Acquired Fund shareholders, including securities dealers, foreign persons and persons who acquired their stock pursuant to the exercise of employee stock options or rights or otherwise as compensation.

         No opinion is expressed as to any transactions other than the Reorganization as described in the Agreement or as to any transactions whatsoever, including the Reorganization, if all the transactions described in the Agreement are not consummated in accordance with the terms of such Agreement and without waiver or breach of any material provision thereof, or if all of the representations, warranties, statements and assumptions upon which we relied are not true and accurate at all relevant times. In the event any one of the statements, representations, warranties or assumptions upon which he have relied to issue this opinion is incorrect, our opinion might be adversely affected and may not be relied upon.

         On the basis of, and subject to the foregoing, and in reliance upon the representations described above, we are of the opinion that:

         (1) The Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, in respect of the Reorganization.

         (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets and liabilities to the Acquiring Fund solely in exchange for the Acquiring Fund Shares.

         (3) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets and assumption of the stated liabilities of the Acquired Fund solely in exchange for the Acquiring Fund Shares.

         (4) The basis of the Acquired Fund's assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those
assets  in  the  hands  of  the   Acquired   Fund   immediately   prior  to  the
Reorganization.

         (5) The holding period of the Acquired Fund's assets in the hands of the Acquiring Fund will include the period for which such assets have been held by the Acquired Fund.

Nations Institutional Reserves
The Emerald Funds
May 22, 1998
Page Four

         (6) No gain or loss will be recognized by the Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization.

         (7) No gain or loss will be recognized by the shareholders of the Acquired Fund upon their receipt of the Acquiring Fund Shares in exchange for such shareholders' Acquired Fund Shares.

         (8)  The  basis  of  the  Acquiring   Fund  Shares   received  by  the
shareholders of the Acquired Fund will be the same as the basis of the Acquired Fund Shares surrendered by such shareholders pursuant to the Reorganization.

         (9) The holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund Shares surrendered therefor, provided that such Acquired Fund Shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange.

         (10) The Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

                                                  Very truly yours,

                                                  /s/ Morrison & Foerster LLP

                                                  Morrison & Foerster LLP

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, this Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 8th day of October, 1998.

                                  THE CAPITOL MUTUAL FUNDS

                                   By:       *
                                       A. Max Walker
                                       President and Chairman of the Board
                                       of Trustees

                                   By: /s/ Richard H. Blank, Jr.
                                       Richard H. Blank, Jr.
                                       *Attorney-in-Fact
                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

              SIGNATURES                                TITLE                                  DATE
                  *                      President and Chairman of the Board              October 8, 1998
  ----------------------------------
           (A. Max Walker)                of Trustees (Principal Executive
                                                      Officer)
                  *                         Treasurer and Vice President                  October 8, 1998
  ----------------------------------
          (Richard H. Rose)              (Principal Financial and Accounting
                                                      Officer)
                  *                                    Trustee                            October 8, 1998
  ----------------------------------
       (Edmund L. Benson, III)
                  *                                    Trustee                            October 8, 1998
            (James Ermer)
                  *                                    Trustee                            October 8, 1998
  ----------------------------------
          (William H. Grigg)
                  *                                    Trustee                            October 8, 1998
  ----------------------------------
          (Thomas F. Keller)
                  *                                    Trustee                            October 8, 1998

         (Carl E. Mundy, Jr.)
                 *                                     Trustee                            October 8, 1998
  ---------------------------------
         (Charles B. Walker)

                  *                                    Trustee                            October 8, 1998
  ----------------------------------
        (Thomas S. Word, Jr.)

                 *                                     Trustee
          (James B. Sommers)                                                              October 8, 1998

       /s/ Richard H. Blnak, Jr.
        Richard H. Blank, Jr.

        *Attorney-In-Fact
